Details of Significant Accounts - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	$ 380
Additions	259
Depreciation expense	(94)	$ (114)
Closing net book amount	545
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,457
Closing net book amount	1,716
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(1,077)
Closing net book amount	(1,171)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	122
Additions	69
Depreciation expense	(27)
Closing net book amount	164
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	675
Closing net book amount	744
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(553)
Closing net book amount	(580)
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	241
Additions	190
Depreciation expense	(64)
Closing net book amount	367
Machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	729
Closing net book amount	919
Machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(488)
Closing net book amount	(552)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	17
Additions	0
Depreciation expense	(3)
Closing net book amount	14
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	53
Closing net book amount	53
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(36)
Closing net book amount	$ (39)